Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Aug. 07, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Working capital		$ 6,700,000
Net loss		9,500,000
Negative operation cash flow		9,800,000
Cash		7,000,000
Description of amendment	the Company entered into an amendment (the “Closing Statement”) to the securities purchase agreement initially entered into with YA on April 9, 2021 (the “Purchase Agreement”). Pursuant to the Purchase Agreement, YA agreed to purchase convertible notes (the “Notes”) in the aggregate principal amount of US$7,000,000 (the “Principal”), which shall be convertible into the Company’s ordinary shares par value $0.00166667 per share, and a warrant (the “Warrant”) to purchase 571,429 Ordinary Shares (the “Offering”), for gross proceeds of approximately US$6,790,000. The first closing of the offer and sale of the first Note (the “First Note”) in the principal amount of $4,000,000 was completed on April 9, 2021. Pursuant to the Closing Statement, the Company and YA agreed that, among other thing, (i) the Principal shall be increased to US$8,000,000; (ii) the principal amount of the second Note (the “Second Note”) is reduced from $3,000,000 to $2,000,000; (iii) the number of ordinary shares to be issued pursuant to the Warrant shall be increased from 571,429 to 653,061; and (iv) promptly after the Securities and Exchange Commission (the “SEC”) declares effective a registration statement to be filed by the Company pursuant to a registration rights agreement (the “Registration Rights Agreement”), YA agrees to purchase the third Note (the “Third Note”) in the principal amount of $2,000,000, which shall have identical terms as those of the Second Note. Except as expressly amended by the Closing Statement, the Second Note has essentially identical terms to the First Note. The closing of the second Note in the principal amount of $2,000,000 was completed on August 9, 2021. The Company believes that its cash on hand and financing cash flows will be sufficient to fund its operations over at least the next 12 months from the date of this report. However, the Company may need additional cash resources in the future if the Company experiences changed business conditions or other developments, and may also need additional cash resources in the future if the Company wishes to pursue opportunities for investment, acquisition, strategic cooperation or other similar actions. If it is determined that the cash requirements exceed the Company’s amounts of cash on hand, the Company may seek to issue debt or equity securities or obtain a credit facility.
Cash balances		6,960,996	$ 8,389,704
Restricted cash		95,252		$ 172,369
Impairment long-lived assets
Percentage of revenue		15.00%
Contract fulfillment cost			4,041,585
Balance of customer deposits		575,303	573,243
Deferred revenue		1,344,637	1,095,279
Advertising expense		$ 279,979	$ 53,445	$ 61,174
Income tax benefit percentage		50.00%
VAT rates		13.00%
RMB percentage		2.30%	6.30%
Accounts receivable, percentage		10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract amount		30.00%
VAT tax percentage		6.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract amount		50.00%
VAT tax percentage		13.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage		12.80%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage				21.80%
Percentage of total revenue				10.70%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage			25.70%
Suppliers One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total purchases, percentage		15.80%	21.30%	22.70%
Total accounts payable, percentage			11.90%
Cash Equivalents [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and restricted cash		$ 6,971,124	$ 8,365,573